Vessels, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Vessels, net
4.	Vessels, net
An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2022	231,714,888	(111,751,904)	119,962,984
Acquisitions and improvements	118,678,560	—	118,678,560
Depreciation for the year	—	(12,290,463)	(12,290,463)

Balance as at December 31, 2022	350,393,448	(124,042,367)	226,351,081

Acquisitions and improvements	39,004,423	—	39,004,423
Impairment loss (Note 1)	(10,894,124)	1,898,101	(8,996,023)
Disposal	(57,938,600)	26,555,487	(31,383,113)
Spin-off of drybulk carriers (Note 1)	(28,500,000)		(28,500,000)
Depreciation for the year	—	(15,629,116)	(15,629,116)

Balance as at December 31, 2023	292,065,147	(111,217,895)	180,847,252

The additions during the year ended December 31, 2022 mainly relate to the acquisition of the vessels “Clean Nirvana”, “Clean Justice”, “Suez Enchanted”, “Suez Protopia”, “Eco Bushfire” and “Eco Angelbay”.
The additions during the year ended December 31, 2023 mainly relate to the acquisition of the vessels “Glorieuse” and “Eco Wildfire” (Note 3).
The disposal during the year ended December 31, 2023 relates to the sale of vessel “Stealth Berana” (Note 3).
As of December 31, 2022, and December 31, 2023, the Company performed an impairment review of its vessels held for use, due to the prevailing conditions in the shipping industry. As the undiscounted net operating cash flows, for the four vessels whose fair value was below their carrying value, exceeded each vessel’s carrying value, no impairment was recorded. An impairment loss amounting to $
8,996,023 was identified and recorded for the year ended December 31, 2023 related to the Spin-off (Note 1).